Investment in Associates (Details ) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Investment In Associates	$ 34,360,068	$ 37,860,820
Share Of The Profit Of Associates	6,115,780	347,325	$ (3,424,273)
Transportadora de Gas del Mercosur S.A.
Statement [Line Items]
Investment In Associates	908,973	622,392
Share Of The Profit Of Associates	286,583	(149,697)	124,055
ECOGAS Group
Statement [Line Items]
Investment In Associates	33,451,095	37,238,428
Share Of The Profit Of Associates	5,829,197	497,022	(3,147,522)
Termoelectrica Jose de San Martin S.A.
Statement [Line Items]
Share Of The Profit Of Associates	0	0	(228,962)
Termoelectrica Manuel Belgrano S.A.
Statement [Line Items]
Share Of The Profit Of Associates	$ 0	$ 0	$ (171,844)